Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings per Common Share [Abstract]
Reconciliation of Net Income and Weighted Average Shares Outstanding Used in Computing Basic and Diluted Net Income Per Common Share

The following table sets forth a reconciliation of net income and weighted average shares outstanding used in computing basic and diluted net income per common share:

	2015	2014	2013
Net income (loss)	$(151.4)	$423.0	$201.3
Less: Net income attributable to noncontrolling interests	(209.7)	320.7	136.2

Net income attributable to common shareholders	$58.3	$102.3	$65.1

Weighted average shares outstanding - basic	53.5	42.0	41.6

Net income available per common share - basic	$1.09	$2.44	$1.56

Weighted average shares outstanding	53.5	42.0	41.6
Dilutive effect of unvested stock awards	0.1	0.1	0.5

Weighted average shares outstanding - diluted (1)	53.6	42.1	42.1

Net income available per common share - diluted	$1.09	$2.43	$1.55

(1)	For the year ended December 31, 2015 approximately 55,907 shares were excluded from the computation of diluted earnings attributable to common shares because the inclusion of such shares would have been anti-dilutive.